Property and Equipment, Net	6 Months Ended
Mar. 31, 2026
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of March 31, 2026	As of September 30, 2025
Cost
Office equipment	$31,053	$30,212
Vehicle	460,958	459,487
Leasehold improvement	56,902	56,459
	548,913	546,158

Less: accumulated depreciation and amortization	(377,269)	(323,892)
Property and equipment, net	$171,644	$222,266

(1)	Depreciation expense was $53,377 and $22,205 for the six months ended March 31, 2026 and 2025, respectively.

(2)	No impairment loss was recognized for the six months ended March 31, 2026 and 2025, respectively.